Supplementary Balance Sheet Information - Schedule of Accrued Compensation (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Vacation	$ 1,457	$ 804	$ 789
Employee benefits	1,039	724	704
401K payable	553	215	189
Salaries and Wages	201	113	129
Other	76	82	93
Total accrued compensation	$ 3,326	$ 1,938	$ 1,904